Segment Information - Consolidated Statement of Income by Business Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Sales revenues	$ 84,638	$ 77,884	$ 72,426
Cost of sales	(52,184)	(51,198)	(48,301)
Gross profit (loss)	32,454	26,686	24,125
Income (expenses)	(15,666)	(16,133)	(19,822)
Selling	(3,827)	(3,614)	(2,869)
General and administrative	(2,239)	(2,656)	(3,080)
Exploration costs	(524)	(800)	(1,761)
Research and development	(641)	(572)	(523)
Other taxes	(670)	(1,789)	(675)
Impairment of assets	(2,005)	(1,191)	(6,193)
Other income and expenses	(5,760)	(5,511)	(4,721)
Net income / (loss) before financial results and income taxes	16,788	10,553	4,303
Net finance income (expenses)	(6,484)	(9,719)	(7,578)
Results in equity-accounted investments	523	673	(218)
Net income / (loss) before income taxes	10,827	1,507	(3,493)
Income taxes	(4,256)	(1,697)	(775)
Net income from continuing operations for the period	6,571	(190)	(4,268)
Net income from discontinued operations for the period	843	359	(81)
Net income (loss) for the period	7,414	169	(4,349)
Non-controlling interests	241	260	489
Net income from continuing operations	(1)	157	512
Net income from discontinued operations	242	103	(23)
Net income attributable to shareholders of Petrobras	7,173	(91)	(4,838)
Net income from continuing operations	6,572	(347)	(4,780)
Net income from discontinued operations	601	256	(58)
Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	69,189	62,778	56,895
Eliminations [member]
Disclosure of operating segments [line items]
Sales revenues	(55,164)	(45,260)	(36,666)
Cost of sales	54,429	44,800	34,943
Gross profit (loss)	(735)	(460)	(1,723)
Income (expenses)	(38)	73	87
Selling	(27)	81	95
General and administrative	(1)
Other income and expenses	(10)	(8)	(8)
Net income / (loss) before financial results and income taxes	(773)	(387)	(1,636)
Net income / (loss) before income taxes	(773)	(387)	(1,636)
Income taxes	263	132	556
Net income from continuing operations for the period	(510)	(255)	(1,080)
Net income (loss) for the period	(510)	(255)	(1,080)
Net income attributable to shareholders of Petrobras	(510)	(255)	(1,080)
Net income from continuing operations	(510)	(255)	(1,080)
Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues	15,449	15,106	15,531
Exploration and Production [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	2,330	1,422	1,480
Exploration and Production [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	52,382	42,184	33,675
Cost of sales	(28,968)	(27,937)	(24,863)
Gross profit (loss)	23,414	14,247	8,812
Income (expenses)	(5,068)	(3,750)	(7,108)
Selling	(80)	(125)	(143)
General and administrative	(257)	(331)	(346)
Exploration costs	(524)	(800)	(1,761)
Research and development	(443)	(333)	(198)
Other taxes	(115)	(503)	(85)
Impairment of assets	(1,391)	43	(3,272)
Other income and expenses	(2,258)	(1,701)	(1,303)
Net income / (loss) before financial results and income taxes	18,346	10,497	1,704
Results in equity-accounted investments	75	136	32
Net income / (loss) before income taxes	18,421	10,633	1,736
Income taxes	(6,236)	(3,571)	(687)
Net income from continuing operations for the period	12,185	7,062	1,049
Net income (loss) for the period	12,185	7,062	1,049
Non-controlling interests	(5)	41	(57)
Net income from continuing operations	(5)	41	(57)
Net income attributable to shareholders of Petrobras	12,190	7,021	1,106
Net income from continuing operations	12,190	7,021	1,106
Exploration and Production [member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues	50,052	40,762	32,195
Refining Transportation And Marketing [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	56,793	50,895	45,498
Refining Transportation And Marketing [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	73,448	67,037	62,588
Cost of sales	(67,011)	(57,778)	(48,444)
Gross profit (loss)	6,437	9,259	14,144
Income (expenses)	(3,437)	(3,603)	(5,425)
Selling	(1,777)	(1,731)	(1,846)
General and administrative	(376)	(457)	(442)
Research and development	(11)	(13)	(57)
Other taxes	(207)	(203)	(98)
Impairment of assets	(442)	(781)	(2,457)
Other income and expenses	(624)	(418)	(525)
Net income / (loss) before financial results and income taxes	3,000	5,656	8,719
Results in equity-accounted investments	362	443	(75)
Net income / (loss) before income taxes	3,362	6,099	8,644
Income taxes	(1,020)	(1,922)	(2,964)
Net income from continuing operations for the period	2,342	4,177	5,680
Net income (loss) for the period	2,342	4,177	5,680
Non-controlling interests	(51)	(58)	(66)
Net income from continuing operations	(51)	(58)	(66)
Net income attributable to shareholders of Petrobras	2,393	4,235	5,746
Net income from continuing operations	2,393	4,235	5,746
Refining Transportation And Marketing [member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues	16,655	16,142	17,090
Gas & Power [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	8,540	9,079	6,703
Gas & Power [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	12,241	12,340	9,384
Cost of sales	(9,023)	(8,807)	(6,806)
Gross profit (loss)	3,218	3,533	2,578
Income (expenses)	(2,461)	(659)	(1,424)
Selling	(1,867)	(1,776)	(753)
General and administrative	(152)	(165)	(206)
Research and development	(21)	(26)	(17)
Other taxes	(65)	(258)	(220)
Impairment of assets	(190)	(446)	(375)
Other income and expenses	(166)	2,012	147
Net income / (loss) before financial results and income taxes	757	2,874	1,154
Results in equity-accounted investments	95	117	80
Net income / (loss) before income taxes	852	2,991	1,234
Income taxes	(257)	(977)	(392)
Net income from continuing operations for the period	595	2,014	842
Net income from discontinued operations for the period	15	17	12
Net income (loss) for the period	580	2,031	854
Non-controlling interests	128	119	124
Net income from continuing operations	124	123	124
Net income from discontinued operations	4	(4)
Net income attributable to shareholders of Petrobras	482	1,912	730
Net income from continuing operations	471	1,891	718
Net income from discontinued operations	11	21	12
Gas & Power [member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues	3,701	3,261	2,681
Biofuels [member]
Disclosure of operating segments [line items]
Sales revenues	26
Biofuels [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	15	12	9
Biofuels [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	255	213	240
Cost of sales	(240)	(222)	(264)
Gross profit (loss)	15	(9)	(24)
Income (expenses)	(5)	(22)	(62)
Selling	(3)	(2)	(2)
General and administrative	(19)	(22)	(25)
Research and development			(1)
Other taxes	(4)	(7)	(4)
Impairment of assets	18	(7)	(7)
Other income and expenses	3	16	(23)
Net income / (loss) before financial results and income taxes	10	(31)	(86)
Results in equity-accounted investments	(7)	(26)	(265)
Net income / (loss) before income taxes	3	(57)	(351)
Income taxes	(4)	10	28
Net income from continuing operations for the period	(1)	(47)	(323)
Net income (loss) for the period	(1)	(47)	(323)
Net income attributable to shareholders of Petrobras	(1)	(47)	(323)
Net income from continuing operations	(1)	(47)	(323)
Biofuels [member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues	240	201	231
Distribution [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	1,511	1,370	3,205
Distribution [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	1,476	1,370	3,205
Cost of sales	(1,371)	(1,254)	(2,867)
Gross profit (loss)	105	116	338
Income (expenses)	(68)	(74)	(326)
Selling	(61)	(68)	(225)
General and administrative	(11)	(12)	(33)
Other taxes	(2)	(3)	(13)
Impairment of assets			(82)
Other income and expenses	6	9	27
Net income / (loss) before financial results and income taxes	37	42	12
Results in equity-accounted investments	(3)	3	10
Net income / (loss) before income taxes	34	45	22
Income taxes	(14)	(14)	(6)
Net income from continuing operations for the period	20	31	16
Net income from discontinued operations for the period	453	500	48
Net income (loss) for the period	(433)	531	64
Non-controlling interests	129	9	(2)
Net income from continuing operations		(9)	(2)
Net income from discontinued operations	129	18
Net income attributable to shareholders of Petrobras	344	522	66
Net income from continuing operations	20	40	19
Net income from discontinued operations	324	482	47
Distribution [member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues	(35)
Corporate [member] | Operating segments [member]
Disclosure of operating segments [line items]
Income (expenses)	(4,589)	(8,098)	(5,564)
Selling	(12)	7	5
General and administrative	(1,423)	(1,669)	(2,028)
Research and development	(166)	(200)	(250)
Other taxes	(277)	(815)	(255)
Other income and expenses	(2,711)	(5,421)	(3,036)
Net income / (loss) before financial results and income taxes	(4,589)	(8,098)	(5,564)
Net finance income (expenses)	(6,484)	(9,719)	(7,578)
Results in equity-accounted investments	1
Net income / (loss) before income taxes	(11,072)	(17,817)	(13,142)
Income taxes	3,012	4,645	2,690
Net income from continuing operations for the period	(8,060)	(13,172)	(10,452)
Net income from discontinued operations for the period	375	(158)	(141)
Net income (loss) for the period	(8,435)	(13,330)	(10,593)
Non-controlling interests	40	149	490
Net income from continuing operations	(69)	60	513
Net income from discontinued operations	109	89	(23)
Net income attributable to shareholders of Petrobras	(7,725)	(13,479)	(11,083)
Net income from continuing operations	(7,991)	(13,232)	(10,966)
Net income from discontinued operations	266	(247)	(117)
Eliminations [member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues	$ (55,164)	$ (45,260)	$ (36,666)